Direxion Monthly NASDAQ-100 Bull 1_75X Fund Investment Objectives and Goals - Direxion Monthly NASDAQ-100 Bull 1_75X Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks monthly investment results, before fees and expenses, of 175% of the calendar month performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.